January 1, 1998
                          DREYFUS INTERNATIONAL
                              GROWTH FUND
                       SUPPLEMENT TO PROSPECTUS
                        DATED OCTOBER 1, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                   095s0198


                                                          January 1, 1998
                        DREYFUS EMERGING MARKETS FUND
                          SUPPLEMENT TO PROSPECTUS
                            DATED OCTOBER 1, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                  327s0198